Sale of Raw Materials to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Line Items]
Sale to related party	$ 80
Ying Bai
Related Party Transaction [Line Items]
Sale to related party	$ 80